Supplement to
Fidelity's Broadly Diversified
International Equity Funds
December 30, 2006
Prospectus

This Prospectus dated December 30, 2006 is no longer applicable for Fidelity® Global Balanced Fund. Please refer to the fund's current Prospectus dated June 29, 2007.







IBD-07-04 June 30, 2007
1.474896.129

Supplement to the

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Global Balanced Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund,
Fidelity Overseas Fund, and Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2006

This Statement of Additional Information dated December 30, 2006 is no longer applicable for Fidelity® Global Balanced Fund. Please refer to the fund's current Statement of Additional Information dated June 29, 2007.

The following information replaces similar information found in the "Fund Holdings Information" section on page 54.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).








IBDB-07-02 June 30, 2007
1.467695.122